Subsequent Events (Details) - USD ($)	Nov. 12, 2025	Sep. 15, 2025
Subsequent Events [Line Items]
Advance received (in Dollars)		$ 400,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of debenture shares issued	100.00%
Percentage of number of shares common stock	150.00%
Percentage of warrant subscription amount	100.00%
Subsequent Event [Member] | Debentures [Member]
Subsequent Events [Line Items]
Principal amounts (in Dollars)	$ 600,000
Public Offering [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of debenture shares issued	150.00%